UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
________ to ________

Date of Report (Date of earliest event reported):

Commission File Number of securitizer: ______________

Central Index Key Number of securitizer: ______________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

[✔] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Finance of America HECM Buyout 2019-AB1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001720834

Central Index Key Number of issuing entity (if applicable): _________

Central Index Key Number of underwriter (if applicable): _________

Graham Fleming, Chief Administrative Officer

Telephone (631) 393-1510

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Schedules to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FINANCE OF AMERICA REVERSE FUNDING LLC

(Depositor)

By:	_/s/ Graham Fleming_______________________

Name: Graham Fleming

Title: Chief Administrative Officer

Date: December 6, 2019

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Due Diligence Summary

99.2	AMC Exception Grades

99.3	AMC Valuation Report

99.4	AMC Rating Agency Grades

99.5	AMC Data Compare